FINANCIAL INSTRUMENTS - Fair Value Measurements (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial assets and financial liabilities measured at fair value on a recurring basis:
Debt securities - noncurrent	$ 11	$ 8
Available-for-sale equity investments	4	7
Derivative assets	942	1,126
Derivative liabilities	415	206
Potential reduction in net position of total derivative assets	255	116
Fair value assets, Level 2 to Level 1 transfer	0	0
Fair value assets, Level 1 to Level 2 transfer	0	0
Fair value liabilities, Level 2 to Level 1 transfer	0	0
Fair value liabilities, Level 1 to Level 2 transfer	0	0
Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	8,586	4,832
Debt securities - current	608	699
Debt securities - noncurrent	11	8
Available-for-sale equity investments	4	7
Derivative assets	942	1,126
Total Assets	10,151	6,672
Total Liabilities	415	206
Potential reduction in net position of total derivative assets	255	116
Potential reduction in net position of total derivative liabilities	255	116
Recurring | Prepaid expenses and other current assets
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	185	532
Recurring | Investments and sundry assets
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	757	594
Recurring | Other accrued expenses and liabilities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative liabilities	377	145
Recurring | Other liabilities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative liabilities	38	61
Recurring | Interest rate contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	461	555
Derivative liabilities	34	8
Recurring | Foreign exchange contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	469	560
Derivative liabilities	378	188
Recurring | Equity contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	12	11
Derivative liabilities	3	10
Recurring | Time deposits and certificates of deposit
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	8,066	3,629
Recurring | Commercial paper
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	96
Recurring | Money market funds
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	26	1,204
Recurring | Canadian government securities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	398
Recurring | Level 1
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	26	1,204
Debt securities - noncurrent	4	1
Available-for-sale equity investments	4	7
Total Assets	33	1,212
Recurring | Level 1 | Money market funds
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	26	1,204
Recurring | Level 2
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	8,560	3,629
Debt securities - current	608	699
Debt securities - noncurrent	7	6
Derivative assets	942	1,126
Total Assets	10,117	5,460
Total Liabilities	415	206
Recurring | Level 2 | Interest rate contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	461	555
Derivative liabilities	34	8
Recurring | Level 2 | Foreign exchange contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	469	560
Derivative liabilities	378	188
Recurring | Level 2 | Equity contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	12	11
Derivative liabilities	3	10
Recurring | Level 2 | Time deposits and certificates of deposit
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	8,066	$ 3,629
Recurring | Level 2 | Commercial paper
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	96
Recurring | Level 2 | Canadian government securities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	$ 398